Income Taxes (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Tax losses carryforward	R$ 6,380,870	R$ 6,782,499
Income tax asset	R$ 3,459,022	R$ 3,444,499